COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 21 – COMMITMENTS AND CONTINGENT LIABILITIES:

As part of the Board’s ongoing regulatory compliance process, the Board continues to monitor legal and regulatory developments and their potential impact on the Company. Management is not aware of any contingencies that may have a significant impact on the financial position of the Company.

1.	In January 2015, the Company entered an agreement with Isorad Ltd. (a company wholly owned by the State of Israel with rights to exclusively commercialize the Soreq Research Center technology for civilian uses), according to which the Company was granted technological license in return for future royalties based on 2.2% of Gross sales by the Company and its affiliates and after 25 years the license becomes royalty-free. Upon the occurrence of an M&A event (as such event is defined in the agreement to include mergers, sale of all or substantially all the assets of ours and similar event), in the first M&A event, the Company is to pay a consideration equal to 1% of the amount received or transferred and in the second M&A event, a consideration equal to 2% of the amount received or transferred. This will not apply to any future offer of shares, merger or sale of assets thereafter.

On January 2023, the Company signed an amendment to the agreement that determine the following: (1) for the BCA with Lionheart, Isorad was issued (a) 864,000 options to purchase shares of the Company, the options were issued in January 2023 and valued using the Black-Scholes pricing model. The main parameters which were used are: (1) risk-free rate: 3.42%; (2) expected volatility: 81.92%: (3) expected term: up to 3 years; and (4) expected dividend yield: 0% ; (b) Additionally, Isorad will be entitled to 1% of any amount actually received against equity or other funding convertible into equity at the closing of the transaction and until 13 months thereafter (to be paid after reaching an aggregated received amount of 27 million, or at the end of such 13 months, the earlier thereof). (2) Exit fee - in the occurrence of the first M&A event (as such event is defined in such agreement to include mergers, sale of all or substantially all the assets of the Company and similar event) after the closing of the BCA with SPAC, the Company is to pay a cash amount equal to 1.5% of the amount received or transferred. This will not apply to any future offer of shares, merger or sale of assets thereafter.

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 21 – COMMITMENTS AND CONTINGENT LIABILITIES (CONT.):

2.	The Group leases its offices and laboratory under an operating lease agreement, as well as two company cars which are all recognized within lease balances in the financial statements.

3.	As Described in Note 11 borrowings from related parties, the Company is committed to pay a bonus payment upon achieving certain goals. The Bonus Payments were examined by an external valuator and based on management’s projections and insights it has estimated that the value of the Lender’s Bonus is estimated at the amount of 87 as of December 31, 2021. In August 2022, the Company signed an addendum to the loan agreement that reduces the maximum total amount of the Bonus Payments to ILS 2.5 million (approximately 710), to be paid upon the completion of the business combination. As of December 31, 2022, the bonus was recorded in the amount of 710.

4.	As Described in Note 19 Government grants, the Company has a contingent liability of 166 (unpaid governance grant dependent on the Company’s future revenues) for the Israel Innovation Authority (IIA), which replaced the former Office of the Chief Scientist (OCS) for grants received to fund an approved research and development project.